UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

3/31

Date of reporting period:  12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)
	Shares		Value
		COMMON STOCK - 96.3%
		AEROSPACE/DEFENSE - 1.3%
	11,700	Lockheed Martin Corp.	$ 817,947

		BANKS - 8.0%
	5,100	BB&T Corp.	134,079
	3,400	CIT Group, Inc. *	160,140
	49,100	Fifth Third Bancorp	720,788
	11,100	Goldman Sachs Group, Inc.	1,866,576
	88,200	KeyCorp	780,570
	18,000	Northern Trust Corp.	997,380
	7,100	Wells Fargo & Co.	220,029
			4,879,562
		BEVERAGES - 1.8%
	6,300	Coca-Cola Co.	414,351
	7,400	Constellation Brands, Inc. *	163,910
	7,700	PepsiCo, Inc.	503,041
			1,081,302
		BIOTECHNOLOGY - 1.4%
	14,600	Celgene Corp. *	863,444

		CHEMICALS - 3.5%
	19,100	Monsanto Co.	1,330,124
	8,600	Mosaic Co.	656,696
	1,400	Praxair, Inc.	133,658
			2,120,478
		COMMERCIAL SERVICES - 2.4%
	6,800	Automatic Data Processing, Inc.	314,704
	27,100	Equifax, Inc.	964,760
	2,300	Visa, Inc. - Class A	161,874
			1,441,338
		COMPUTERS - 7.2%
	9,100	Apple Inc. *	2,935,296
	10,000	International Business Machines Corp.	1,467,600
			4,402,896
		COSMETICS/PERSONAL CARE - 5.0%
	13,100	Colgate-Palmolive Co.	1,052,847
	30,500	Procter & Gamble Co.	1,962,065
			3,014,912
		DIVERSIFIED FINANCIAL SERVICES - 3.7%
	44,000	Charles Schwab Corp	752,840
	17,700	Discover Financial Services	327,981
	9,700	IntercontinentalExchange, Inc. *	1,155,755
			2,236,576
WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)
	Shares		Value
		ELECTRIC - 6.3%
	46,800	AES Corp *	$ 570,024
	7,400	Ameren Corp.	208,606
	16,300	American Electric Power Co., Inc.	586,474
	10,300	Edison International	397,580
	14,800	FirstEnergy Corp.	547,896
	36,500	PPL Corp.	960,680
	13,400	Progress Energy, Inc.	582,632
			3,853,892
		ENERGY-ALTERNATE SOURCES - 0.9%
	4,000	First Solar, Inc. *	520,560

		ENVIRONMENTAL CONTROL - 0.3%
	2,300	Stericycle, Inc. *	186,116

		FOOD - 2.2%
	26,300	Kellogg Co.	1,343,404

		FOREST PRODUCTS & PAPER - 0.2%
	8,000	Weyerhaeuser Co.	151,440

		GAS - 0.2%
	2,900	Nicor, Inc.	144,768

		HEALTHCARE-PRODUCTS - 1.7%
	13,700	Johnson & Johnson	847,345
	2,600	Varian Medical Systems, Inc. *	180,128
			1,027,473
		HEALTHCARE-SERVICES - 1.6%
	16,300	Aetna, Inc.	497,313
	7,100	DaVita, Inc. *	493,379
			990,692
		HOUSEHOLD PRODUCTS/WARES - 0.3%
	2,900	Fortune Brands, Inc.	174,725

		INSURANCE - 4.2%
	9,400	Cincinnati Financial Corp.	297,886
	34,200	Hartford Financial Services Group, Inc.	905,958
	5,400	Marsh & McLennan Cos, Inc.	147,636
	23,700	MetLife, Inc.	1,053,228
	1,700	PartnerRe Ltd.	136,595
			2,541,303
		INTERNET - 7.1%
	10,300	Amazon.com, Inc. *	1,854,000
	28,500	eBay Inc. *	793,155
	2,300	Google, Inc. - Class A *	1,366,131
	1,700	NetFlix, Inc. *	298,690
			4,311,976
WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)
	Shares		Value
		IRON/STEEL - 1.1%
	12,000	Allegheny Technologies, Inc.	$ 662,160

		LODGING - 1.9%
	11,400	Wynn Resorts Ltd.	1,183,776

		MACHINERY-DIVERSIFIED - 1.6%
	7,100	Cummins, Inc.	781,071
	2,300	Rockwell Automation, Inc.	164,933
			946,004
		METAL FABRICATE/HARDWARE - 2.5%
	10,800	Precision Castparts Corp.	1,503,468

		MINING - 5.1%
	48,800	Alcoa, Inc.	751,032
	6,800	Freeport-McMoRan Copper & Gold, Inc.	816,612
	13,400	Southern Copper Corp.	653,116
	20,300	Titanium Metals Corp. *	348,754
	11,700	Vulcan Materials Co.	519,012
			3,088,526
		OIL & GAS - 11.4%
	3,100	Anadarko Petroleum Corp.	236,096
	2,000	Apache Corp.	238,460
	3,100	Chevron Corp.	282,875
	13,100	ConocoPhillips	892,110
	44,200	Denbury Resources, Inc. *	843,778
	39,400	Exxon Mobil Corp.	2,880,928
	3,100	Hess Corp.	237,274
	8,600	Noble Energy, Inc.	740,288
	26,800	Valero Energy Corp.	619,616
			6,971,425
		PHARMACEUTICALS - 1.9%
	19,700	Abbott Laboratories	943,827
	5,400	Merck & Co., Inc.	194,616
			1,138,443
		PIPELINES - 0.3%
	14,800	El Paso Corp.	203,648

		REITS - 2.8%
	32,200	Annaly Capital Management, Inc.	577,024
	4,900	AvalonBay Communities, Inc.	551,495
	3,700	Federal Realty Investment Trust	288,341
	5,700	Health Care REIT, Inc.	271,548
			1,688,408
		RETAIL - 0.4%
	8,000	JC Penney Co., Inc.	258,480

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)
	Shares		Value
		SAVINGS & LOANS - 0.2%
	7,700	New York Community Bancorp, Inc.	$ 145,145

		SEMICONDUCTORS - 1.3%
	95,900	Advanced Micro Devices, Inc. *	784,462

		TELECOMMUNICATIONS - 4.2%
	36,500	AT&T, Inc.	1,072,370
	40,800	Verizon Communications, Inc.	1,459,824
			2,532,194
		TRANSPORTATION - 2.3%
	2,000	CH Robinson Worldwide, Inc.	160,380
	16,800	United Parcel Service, Inc. - Class B	1,219,344
			1,379,724

		TOTAL COMMON STOCK (Cost - $52,736,725)	58,590,667

		SHORT-TERM INVESTMENTS - 7.6%
		MONEY MARKET FUND - 7.6%
	4,624,814	Goldman Sachs Financial Square Funds - Treasury Instruments Fund,
		to yield 0.00% ** (Cost - $4,624,814)	4,624,814

		TOTAL INVESTMENTS - 103.9% (Cost - $57,361,539)(a)	$ 63,215,481
		OTHER ASSETS LESS LIABILITIES - (3.9) %	(2,400,422)
		NET ASSETS - 100.0%	$ 60,815,059

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day yield effective on December 31, 2010.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.
	At December 31, 2010 net unrealized appreciation for all securities was $5,853,942. This consists of aggregate gross unrealized
	appreciation of $6,047,225 and aggregate gross unrealized depreciation of $(193,283).

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP
	establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Fund’s assets and  liabilities  measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 58,590,667	$ -	$ -	$ 58,590,667
Money Market Funds	4,624,814	-	-	4,624,814
Total	$ 63,215,481	$ -	$ -	$ 63,215,481

The Fund did not hold any Level 3 securities during the period.

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)
	Shares		Value
		COMMON STOCK - 99.2%
		AEROSPACE/DEFENSE - 6.1%
	54,516	Ducommun, Inc.	$ 1,187,358
	52,753	Kaman Corp.	1,533,530
			2,720,888
		BANKS - 1.5%
	35,372	Banco Latinoamericano de Comercio Exterior SA	652,967

		CHEMICALS - 4.2%
	26,356	Arch Chemicals, Inc.	999,683
	106,529	Omnova Solutions, Inc. *	890,582
			1,890,265
		COMMERCIAL SERVICES - 5.6%
	11,272	MAXIMUS, Inc.	739,218
	29,750	Standard Parking Corp. *	561,977
	61,790	Transcend Services, Inc. *	1,210,466
			2,511,661
		DISTRIBUTION/WHOLESALE - 2.9%
	41,431	Scansource, Inc. *	1,321,649

		DIVERSIFIED FINANCIAL SERVICES - 4.3%
	75,710	Marlin Business Services Corp. *	957,732
	70,477	National Financial Partners Corp. *	944,392
			1,902,124
		ELECTRICAL COMPONENT & EQUIPMENT - 1.5%
	35,850	Molex, Inc.	676,490

		ELECTRONICS - 9.7%
	79,118	Benchmark Electronics, Inc. *	1,436,783
	51,619	Electro Scientific Industries, Inc. *	827,453
	15,215	Rofin-Sinar Technologies, Inc. *	539,220
	46,855	Stoneridge, Inc. *	739,840
	42,752	Vishay Precision Group, Inc. *	805,448
			4,348,744
		HEALTHCARE-PRODUCTS - 8.4%
	45,545	Hanger Orthopedic Group, Inc. *	965,099
	37,961	ICU Medical, Inc. *	1,385,576
	39,371	Medtox Scientific, Inc.	515,760
	39,417	PSS World Medical, Inc. *	890,824
			3,757,259
WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)
	Shares		Value
		HEALTHCARE-SERVICES - 5.7%
	45,805	ICON PLC - ADR *	$ 1,003,129
	77,505	US Physical Therapy, Inc. *	1,536,149
			2,539,278
		HOUSEHOLD PRODUCTS/WARES - 2.8%
	40,895	Jarden Corp.	1,262,429

		INSURANCE - 9.2%
	43,764	Alterra Capital Holdings Ltd.	947,053
	52,592	Amtrust Financial Services, Inc.	920,360
	103,665	Maiden Holdings Ltd.	814,807
	22,330	RenaissanceRe Holdings Ltd.	1,422,198
			4,104,418
		INTERNET - 3.2%
	49,256	j2 Global Communications, Inc. *	1,425,961

		MACHINERY-DIVERSIFIED - 1.9%
	43,585	Altra Holdings, Inc. *	865,598
	100	John Bean Technologies Corp.	2,013
			867,611
		MEDIA - 0.2%
	5,676	Courier Corp.	88,092

		OIL & GAS SERVICES - 4.3%
	23,296	Dawson Geophysical Co. *	743,142
	7,165	SEACOR Holdings, Inc.	724,310
	39,734	Tetra Technologies, Inc. *	471,643
			1,939,095
		PACKAGING & CONTAINERS - 2.7%
	22,147	Rock-Tenn Co.	1,194,831

		REITS - 3.5%
	216,960	Chimera Investment Corp.	891,706
	44,198	Redwood Trust, Inc.	659,876
			1,551,582
		RETAIL - 5.2%
	9,520	Childrens Place Retail Stores, Inc. *	472,573
	45,065	Collective Brands, Inc. *	950,871
	89,553	Sonic Corp. *	906,276
			2,329,720
		SAVINGS & LOANS - 2.0%
	37,740	Capitol Federal Financial, Inc.	449,483
	38,401	ViewPoint Financial Group	448,908
			898,391
WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)
	Shares		Value
		SEMICONDUCTORS - 2.3%
	42,244	MKS Instruments, Inc. *	$ 1,034,556

		SOFTWARE - 2.0%
	8,635	ACI Worldwide, Inc. *	232,022
	24,369	JDA Software Group, Inc. *	682,332
			914,354
		TELECOMMUNICATIONS - 1.7%
	53,238	Neutral Tandem, Inc. *	768,757

		TOYS/GAMES/HOBBIES - 4.0%
	83,212	RC2 Corp. *	1,811,525

		TRANSPORTATION - 4.3%
	34,555	Arkansas Best Corp.	947,498
	73,287	Vitran Corp., Inc. *	961,525
			1,909,023

		TOTAL COMMON STOCK (Cost - $38,171,347)	44,421,670

		TOTAL INVESTMENTS - 99.2% (Cost - $38,171,347)(a)	$ 44,421,670
		OTHER ASSETS LESS LIABILITIES - 0.8%	378,471
		NET ASSETS - 100.0%	$ 44,800,141

*	Non-Income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.
	At December 31, 2010 net unrealized appreciation for all securities was $6,250,323. This consists of aggregate gross unrealized
	appreciation of $6,487,679 and aggregate gross unrealized depreciation of $(237,356).

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP
	establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Fund’s assets and  liabilities  measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 44,421,670	$ -	$ -	$ 44,421,670
Total	$ 44,421,670	$ -	$ -	$ 44,421,670

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/11/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/11/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/11/11